Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Asset [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	$ 83,847,000	$ 63,757,000
Liabilities [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	(22,837,000)	(39,336,000)
Net [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	61,010,000	24,421,000
Options [Member] | Asset [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	4,950,000	2,937,000
Volume / Position	14,786,000	36,415,000
Options [Member] | Liabilities [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	(3,000)	(6,829,000)
Volume / Position	(27,786,000)	(36,415,000)
Options [Member] | Net [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	4,947,000	(3,892,000)
Volume / Position	(13,000,000)
NDF [Member] | Asset [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	31,829,000	11,005,000
Volume / Position	8,000,000	700,000
NDF [Member] | Liabilities [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	(2,271,000)	(5,833,000)
Volume / Position	(77,405,000)	(41,250,000)
NDF [Member] | Net [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	29,558,000	5,172,000
Volume / Position	(69,405,000)	(40,550,000)
Swap [Member] | Asset [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	5,009,000
Volume / Position	149,810,000	141,323,000
Swap [Member] | Liabilities [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	(104,000)	(1,619,000)
Volume / Position	(149,810,000)
Swap [Member] | Net [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	4,905,000	(1,619,000)
Volume / Position		141,323,000
Soybean - Options Call [Member] | Asset [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value		5,815,000
Volume / Position
Soybean - Options Call [Member] | Liabilities [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	(3,681,000)	(6,092,000)
Volume / Position	(249,464,000)	(260,804,000)
Soybean - Options Call [Member] | Net [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	(3,681,000)	(277,000)
Volume / Position	(249,464,000)	(260,804,000)
Soybean - Future [Member] | Asset [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	2,013,000	1,411,000
Volume / Position
Soybean - Future [Member] | Liabilities [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	(3,137,000)	(14,382,000)
Volume / Position	(1,632,775,000)	(1,521,732,000)
Soybean - Future [Member] | Net [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	(1,124,000)	(12,971,000)
Volume / Position	(1,632,775,000)	(1,521,732,000)
Soybean - Accumulator [Member] | Asset [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value
Volume / Position
Soybean - Accumulator [Member] | Liabilities [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	(9,194,000)
Volume / Position	(666,750,000)
Soybean - Accumulator [Member] | Net [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	(9,194,000)
Volume / Position	(666,750,000)
Corn - Options Call [Member] | Asset [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value
Volume / Position
Corn - Options Call [Member] | Liabilities [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	(904,000)
Volume / Position	(362,857,000)
Corn - Options Call [Member] | Net [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	(904,000)
Volume / Position	(362,857,000)
Corn - Future [Member] | Asset [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	740,000
Volume / Position	928,800,000
Corn - Future [Member] | Liabilities [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value		(1,881,000)
Volume / Position	(1,265.109)	(655,200,000)
Corn - Future [Member] | Net [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	740,000	(1,881,000)
Volume / Position	(336,309,000)	(655,200,000)
Cotton - Accumulator [Member] | Asset [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	2,393,000
Volume / Position
Cotton - Accumulator [Member] | Liabilities [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	(538,000)	(146,000)
Volume / Position	(12,843,250,000)	(600,000,000)
Cotton - Accumulator [Member] | Net [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	1,855,000	(146,000)
Volume / Position	(12,843,250,000)	(600,000,000)
Cotton - Future [Member] | Asset [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	1,087,000	690,000
Volume / Position	3,150,000,000	900,000,000
Cotton - Future [Member] | Liabilities [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	(551,000)	(1,205,000)
Volume / Position	(2,944,950,000)	(2,300,000,000)
Cotton - Future [Member] | Net [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	536,000	(515,000)
Volume / Position	205,050,000	(1,400,000,000)
Beef cattle - Future [Member] | Asset [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value
Volume / Position	12,870,000
Beef cattle - Future [Member] | Liabilities [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value
Volume / Position	(12,870,000)	(27,720,000)
Beef cattle - Future [Member] | Net [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value
Volume / Position		(27,720,000)
Ethanol - Options Call [Member] | Asset [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value
Volume / Position
Ethanol - Options Call [Member] | Liabilities [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	(223,000)	(1,168,000)
Volume / Position	(2,850,000)	(14,550,000)
Ethanol - Options Call [Member] | Net [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	(223,000)	(1,168,000)
Volume / Position	(2,850,000)	(14,550,000)
Ethanol - Future [Member] | Asset [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	727,000	4,245,000
Volume / Position
Ethanol - Future [Member] | Liabilities [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value
Volume / Position	(2,850,000)	(16,380,000)
Ethanol - Future [Member] | Net [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	727,000	4,245,000
Volume / Position	(2,850,000)	(16,380,000)
ATR - Future [Member] | Asset [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value
Volume / Position
ATR - Future [Member] | Liabilities [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	(2,231,000)
Volume / Position	(26,700,000,000)
ATR - Future [Member] | Net [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	(2,231,000)
Volume / Position	(26,700,000,000)
Deposited margin [Member] | Asset [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	35,099,000	33,001,000
Volume / Position
Deposited margin [Member] | Liabilities [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value
Volume / Position
Deposited margin [Member] | Net [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	35,099,000	33,001,000
Volume / Position
Total Current [Member] | Asset [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	76,815,000	61,013,000
Total Current [Member] | Liabilities [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	(22,006,000)	(34,064,000)
Total Noncurrent [Member] | Asset [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	7,032,000	2,744,000
Total Noncurrent [Member] | Liabilities [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	(831,000)	(5,272,000)
Realized [Member] | Asset [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	108,969,000	73,069,000
Realized [Member] | Liabilities [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	(61,045,000)	(153,018,000)
Nonrealized [Member] | Asset [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	85,262,000	80,540,000
Nonrealized [Member] | Liabilities [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value	$ (50,772,000)	(66,299,000)
Soybean - Options Put [Member] | Asset [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value		1,768,000
Volume / Position		260,804,000
Soybean - Options Put [Member] | Liabilities [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value
Volume / Position
Soybean - Options Put [Member] | Net [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value		1,768,000
Volume / Position		260,804,000
Corn - Options Put [Member] | Asset [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value		2,818,000
Volume / Position		231,321,000
Corn - Options Put [Member] | Liabilities [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value		(139,000)
Volume / Position		(231,321,000)
Corn - Options Put [Member] | Net [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value		2,679,000
Volume / Position
Cotton - Options Call [Member] | Asset [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value		67,000
Volume / Position
Cotton - Options Call [Member] | Liabilities [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value		(42,000)
Volume / Position
Cotton - Options Call [Member] | Net [Member]
Derivative financial instruments (Details) - Schedule of Derivative Financial Instruments [Line Items]
Book Value		25,000
Volume / Position